UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07177

Name of Fund: BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value
Opportunities Series, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Mid
Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc., 55
East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2012

Date of reporting period: 04/30/2011

Item 1 – Schedule of Investments

BlackRock Mid Cap Value Opportunities Fund
Schedule of Investments April 30, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.7%
Alliant Techsystems, Inc.	49,300	$ 3,483,045
Curtiss-Wright Corp.	73,300	2,437,225
Textron, Inc.	72,400	1,889,640
		7,809,910
Airlines — 0.4%
Delta Air Lines, Inc. (a)	163,500	1,697,130
Auto Components — 0.7%
TRW Automotive Holdings Corp. (a)	52,800	3,012,768
Automobiles — 0.4%
Thor Industries, Inc.	55,200	1,711,752
Biotechnology — 0.8%
Vertex Pharmaceuticals, Inc. (a)	66,200	3,642,324
Capital Markets — 0.8%
Jefferies Group, Inc.	82,000	1,981,940
Raymond James Financial, Inc.	44,800	1,680,000
		3,661,940
Chemicals — 2.3%
Cytec Industries, Inc.	77,100	4,524,228
FMC Corp.	44,800	3,954,944
Huntsman Corp.	94,100	1,961,985
		10,441,157
Commercial Banks — 6.0%
Associated Banc-Corp.	213,400	3,115,640
BancorpSouth, Inc. (b)	170,700	2,312,985
Bank of Hawaii Corp.	51,600	2,517,564
City National Corp.	24,200	1,382,062
Commerce Bancshares, Inc.	52,295	2,225,675
Cullen/Frost Bankers, Inc.	47,700	2,825,748
East-West Bancorp, Inc.	114,300	2,415,159
Fulton Financial Corp.	274,600	3,207,328
Marshall & Ilsley Corp.	249,100	2,035,147
Synovus Financial Corp.	173,400	433,500
TCF Financial Corp.	140,900	2,196,631
Valley National Bancorp	178,100	2,550,392
		27,217,831
Communications
Equipment — 0.6%
Brocade Communications
Systems, Inc. (a)	416,900	2,605,625
Computers & Peripherals — 0.7%
NCR Corp. (a)	165,800	3,284,498
Construction & Engineering — 1.3%
Jacobs Engineering Group, Inc. (a)	49,200	2,440,812
KBR, Inc.	19,100	732,867
URS Corp. (a)	64,500	2,886,375
		6,060,054
Consumer Finance — 0.7%
Discover Financial Services, Inc.	128,600	3,194,424
Containers & Packaging — 2.2%
Bemis Co.	81,100	2,541,674
Owens-Illinois, Inc. (a)	149,500	4,435,665
Sonoco Products Co.	81,800	2,827,008
		9,804,347

Common Stocks	Shares	Value
Distributors — 0.4%
Genuine Parts Co.	29,900	$ 1,605,630
Diversified Consumer
Services — 0.3%
Regis Corp.	79,700	1,354,900
Diversified Telecommunication
Services — 0.8%
CenturyLink, Inc.	93,206	3,800,941
Electric Utilities — 1.8%
DPL, Inc.	81,600	2,471,664
Hawaiian Electric Industries, Inc.	79,400	2,023,906
Northeast Utilities, Inc.	100,100	3,563,560
		8,059,130
Electrical Equipment — 0.7%
Ametek, Inc.	68,600	3,158,344
Electronic Equipment, Instruments
& Components — 3.2%
Arrow Electronics, Inc. (a)	101,500	4,627,385
Avnet, Inc. (a)	138,000	5,012,160
Ingram Micro, Inc., Class A (a)	149,300	2,796,389
Molex, Inc.	75,300	2,033,100
		14,469,034
Energy Equipment &
Services — 2.8%
Dresser-Rand Group, Inc. (a)	98,400	5,169,936
Patterson-UTI Energy, Inc.	121,200	3,770,532
Superior Energy Services, Inc. (a)	103,500	3,976,470
		12,916,938
Food Products — 0.9%
The J.M. Smucker Co.	24,200	1,816,694
Smithfield Foods, Inc. (a)	95,800	2,257,048
		4,073,742
Gas Utilities — 1.1%
Energen Corp.	40,800	2,652,408
UGI Corp.	66,300	2,207,790
		4,860,198
Health Care Equipment &
Supplies — 4.0%
Alere Inc. (a)	77,400	2,874,636
CareFusion Corp. (a)	212,500	6,241,125
Dentsply International, Inc.	152,000	5,706,080
Kinetic Concepts, Inc. (a)	58,800	3,470,964
		18,292,805
Health Care Providers &
Services — 8.7%
Coventry Health Care, Inc. (a)	201,900	6,515,313
Health Net, Inc. (a)	169,100	5,631,030
LifePoint Hospitals, Inc. (a)	156,800	6,524,448
Omnicare, Inc.	287,400	9,030,108
Owens & Minor, Inc.	135,300	4,661,085
Tenet Healthcare Corp. (a)	1,052,100	7,291,053
		39,653,037
Hotels, Restaurants &
Leisure — 1.1%
Darden Restaurants, Inc.	44,100	2,071,377

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	APRIL 30, 2011	1

BlackRock Mid Cap Value Opportunities Fund
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure
(concluded)
Wyndham Worldwide Corp.	86,800	$ 3,004,148
		5,075,525
Household Durables — 2.2%
Jarden Corp.	67,400	2,452,686
KB Home	96,000	1,133,760
Lennar Corp., Class A	133,000	2,525,670
NVR, Inc. (a)(b)	3,000	2,217,990
Newell Rubbermaid, Inc.	83,700	1,595,322
		9,925,428
Household Products — 1.7%
Church & Dwight Co., Inc.	27,700	2,284,696
Clorox Co.	31,200	2,173,392
Energizer Holdings, Inc. (a)	43,500	3,285,555
		7,743,643
IT Services — 1.4%
Acxiom Corp. (a)	151,400	2,204,384
Amdocs Ltd. (a)	76,800	2,361,600
Convergys Corp. (a)	136,000	1,972,000
		6,537,984
Insurance — 7.1%
American Financial Group, Inc.	75,800	2,711,366
Arthur J. Gallagher & Co.	57,900	1,724,262
Brown & Brown, Inc.	72,400	1,871,540
CNA Financial Corp.	90,600	2,812,224
Everest Re Group Ltd.	20,600	1,877,072
Fidelity National Title Group, Inc.,
Class A	75,900	1,171,896
First American Financial Corp.	41,800	652,080
HCC Insurance Holdings, Inc.	84,500	2,749,630
Old Republic International Corp.	105,500	1,336,685
PartnerRe Ltd.	22,000	1,767,920
ProAssurance Corp. (a)	35,600	2,363,840
Protective Life Corp.	70,100	1,886,391
Reinsurance Group of America,
Inc.	51,600	3,266,280
Unum Group	70,100	1,856,248
W.R. Berkley Corp.	135,500	4,418,655
		32,466,089
Internet Software &
Services — 0.9%
IAC/InterActiveCorp. (a)	113,800	4,109,318
Leisure Equipment &
Products — 0.7%
Mattel, Inc.	127,900	3,417,488
Life Sciences Tools &
Services — 1.4%
Pharmaceutical Product
Development, Inc.	211,800	6,534,030
Machinery — 7.1%
AGCO Corp. (a)	61,200	3,523,896
Dover Corp.	70,300	4,783,212
Harsco Corp.	83,400	2,969,040
IDEX Corp.	65,100	3,054,492
Kennametal, Inc.	71,100	3,001,842
Navistar International Corp. (a)	16,800	1,167,936
Parker Hannifin Corp.	46,300	4,367,016

Common Stocks	Shares	Value
Machinery (concluded)
SPX Corp.	41,700	$ 3,604,965
Terex Corp. (a)	29,800	1,036,444
Timken Co.	89,300	5,035,627
		32,544,470
Media — 0.5%
Harte-Hanks, Inc.	228,800	2,125,552
Metals & Mining — 1.5%
Carpenter Technology Corp.	55,600	2,850,056
Cliffs Natural Resources, Inc.	42,700	4,001,844
		6,851,900
Multi-Utilities — 4.8%
Alliant Energy Corp.	95,122	3,761,124
MDU Resources Group, Inc.	191,700	4,579,713
NSTAR	42,700	1,977,010
OGE Energy Corp.	109,000	5,795,530
Vectren Corp.	116,200	3,320,996
Wisconsin Energy Corp.	72,800	2,272,088
		21,706,461
Multiline Retail — 0.3%
Dollar Tree, Inc. (a)	20,900	1,201,750
Oil, Gas & Consumable
Fuels — 6.4%
Arch Coal, Inc.	91,300	3,131,590
Bill Barrett Corp. (a)	40,400	1,685,892
Cabot Oil & Gas Corp., Class A	38,000	2,138,640
Frontier Oil Corp.	162,400	4,537,456
Oasis Petroleum, Inc. (a)	133,900	4,114,747
PetroHawk Energy Corp. (a)	78,300	2,114,883
SM Energy Co.	77,100	5,848,806
Whiting Petroleum Corp. (a)	77,800	5,407,100
		28,979,114
Paper & Forest Products — 0.6%
MeadWestvaco Corp.	82,200	2,769,318
Personal Products — 0.3%
Alberto-Culver Co.	35,700	1,333,038
Professional Services — 0.1%
Manpower Group	10,400	689,000
Real Estate Investment Trusts
(REITs) — 6.1%
American Campus Communities,
Inc.	132,100	4,643,315
BioMed Realty Trust, Inc.	237,200	4,706,048
Camden Property Trust	19,300	1,211,075
CommonWealth REIT	119,675	3,277,898
Corporate Office Properties Trust	161,700	5,693,457
Dupont Fabros Technology, Inc.	102,100	2,497,366
Essex Property Trust, Inc.	11,600	1,571,568
Highwoods Properties, Inc.	26,500	977,850
Kilroy Realty Corp.	79,800	3,346,812
The Macerich Co.	243	12,836
		27,938,225
Real Estate Management &
Development — 0.8%
Forest City Enterprises, Inc.,
Class A (a)	196,100	3,767,081

2 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	APRIL 30, 2011

BlackRock Mid Cap Value Opportunities Fund
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Road & Rail — 0.5%
Con-way, Inc.	60,000	$ 2,335,200
Semiconductors & Semiconductor
Equipment — 1.5%
Advanced Micro Devices, Inc. (a)(b)	237,100	2,157,610
Microchip Technology, Inc. (b)	52,500	2,154,600
RF Micro Devices, Inc. (a)	407,500	2,713,950
		7,026,160
Software — 3.0%
CA, Inc.	108,800	2,675,392
Electronic Arts, Inc. (a)	141,000	2,845,380
Nuance Communications, Inc. (a)	171,700	3,554,190
Synopsys, Inc. (a)	90,000	2,465,100
TIBCO Software, Inc. (a)	68,000	2,039,320
		13,579,382
Specialty Retail — 2.0%
Foot Locker, Inc.	106,857	2,299,562
Guess?, Inc.	43,400	1,865,766
Limited Brands, Inc.	93,300	3,840,228
RadioShack Corp.	63,807	1,008,789
		9,014,345
Textiles, Apparel & Luxury
Goods — 0.7%
Phillips-Van Heusen Corp.	44,300	3,119,163
Thrifts & Mortgage Finance — 1.5%
First Niagara Financial Group, Inc.	141,100	2,031,840
New York Community Bancorp, Inc.	180,500	2,996,300
Washington Federal, Inc.	124,400	2,001,596
		7,029,736
Water Utilities — 0.5%
Aqua America, Inc. (b)	91,400	2,061,070
Total Long-Term Investments
(Cost – $333,619,642) – 98.0%		446,268,929
Short-Term Securities
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.10% (c)(d)	14,106,871	14,106,871
	Beneficial
	Interest
	(000)
BlackRock Liquidity Series, LLC
Money Market Series,
0.23% (c)(d)(e)	$ 7,976	7,975,800
Total Short-Term Securities
(Cost – $22,082,671) – 4.8%		22,082,671

Value
Total Investments
(Cost – $355,702,313*) – 102.8%	$ 468,351,600
Liabilities in Excess of Other Assets – (2.8)%	(12,727,817)
Net Assets – 100.0%	$ 455,623,783
* The cost and unrealized appreciation (depreciation) of investments as of
April 30, 2011, as computed for federal income tax purposes were as
Aggregate follows: cost	$ 358,551,295
Gross unrealized appreciation	$ 112,288,290
Gross unrealized depreciation	(2,487,985)
Net unrealized appreciation	$ 109,800,305

(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

Shares/
	Beneficial		Shares/
	Interest		Beneficial
	Held at		Interest
	January 31,	Net	Held at
Affiliate	2011	Activity	April 30, 2011 Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	6,880,283	7,226,588	14,106,871 $ 5,080
BlackRock
Liquidity
Series, LLC
Money
Market
Series	$ 11,316,050 $(3,340,250)		$ 7,975,800 $ 4,523

(d) Represents the current yield as of report date.
(e) Security was purchased with the cash collateral from loaned securities.

• For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-
classifications for reporting ease.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	APRIL 30, 2011	3

BlackRock Mid Cap Value Opportunities Fund
Schedule of Investments (concluded)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of April 30, 2011 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3 Total
Assets:
Investments:
Long-Term
Investments[1]	$446,268,929	—	— $ 446,268,929
Short-Term
Securities	14,106,871	$ 7,975,800	—	22,082,671
Total	$460,375,800	$ 7,975,800	— $ 468,351,600
[1] See above Schedule of Investments for values in each industry.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	APRIL 30, 2011	4

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the 31940 Act3)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series,
Inc.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities
Series, Inc.

Date: June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities
Series, Inc.

Date: June 24, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities
Series, Inc.

Date: June 24, 2011